Basis of Presentation	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Basis of Presentation

Note 2 - Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information and disclosures necessary for a comprehensive presentation of consolidated financial position, results of operations, or cash flows. It is management’s opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair consolidated financial statements presentation.

The unaudited interim consolidated financial statements should be read in conjunction with the Company’s Annual Report, which contains the audited consolidated financial statements and notes thereto, together with the Management’s Discussion and Analysis, for the year ended March 31, 2015. The interim results for the period ended December 31, 2015 are not necessarily indicative of results for the full fiscal year.

Note 2 - Basis of Presentation

The Company has prepared the accompanying consolidated Financial Statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).All amounts in the consolidated financial statements are stated in U.S. dollars.

Duo Software (Pvt.) Limited [Member]
Basis of Presentation

Note 2 - Basis of Presentation

The Company has prepared the accompanying combined financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).All amounts in the combined financial statements are stated in U.S. dollars.